Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair value, assets, level 1 to level 2 transfers	$ 0	$ 0	$ 0	$ 0
Fair value, assets, level 2 to level 1 transfers	0	0	0	0
Fair value, assets, transfers into level 3	0	0	0	0
Fair value, assets, transfers out of level 3	$ 0	$ 0	$ 0	$ 0